Property, Plant and Equipment	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 6. Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
June 30, 2020
Machinery and equipment	$5,609,567	$–	$5,609,567
Furniture and office equipment	479,579	(373,682)	105,897
Transportation equipment	491,025	(181,930)	309,095
Leasehold improvements	51,658	(21,552)	30,106
Mineral property	350,000	–	350,000
	$6,981,829	$(577,164)	$6,404,665

		Accumulated
	Cost	Depreciation	Net
December 31, 2019
Machinery and equipment	$5,609,567	$–	$5,609,567
Furniture and office equipment	479,579	(360,224)	119,355
Transportation equipment	491,025	(132,827)	358,198
Leasehold improvements	51,658	(18,056)	33,602
Mineral property	350,000	–	350,000
	$6,981,829	$(511,107)	$6,470,722

Machinery and equipment consists of infrastructure and milling equipment originally intended for use on the Brisas Project. We evaluate our equipment to determine whether events or changes in circumstances have occurred that may indicate that the carrying amount may not be recoverable. We regularly obtain comparable market data for similar equipment as evidence that fair value less cost to sell is in excess of the carrying amount. No impairment write-downs of property, plant and equipment were recorded during the six months ended June 30, 2020 and 2019.